Note 14 - Financial assets at amortised cost- Securitized Loans (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Receivables Abstract
Securitized Mortgage Assets	€ 26,556	€ 28,950	€ 29,512
Other Securitized Assets	3,221	4,143	3,731
Total Securitized Assets Loans	€ 29,777	€ 33,093	€ 33,243